Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 Pay Versus Performance Table

	Summary Compensation Table (SCT) Total(1)		Compensation Actually Paid (CAP)(2)		Average SCT Total for other NEOs(1)	Average CAP for other NEOs(2)(4)	Value of Initial Fixed $100 Investment Based on:
Year	John Weinberg(3)	Ralph Schlosstein	John Weinberg(3)	Ralph Schlosstein			Company TSR	Peer Group TSR(5)	Net Income ($ in millions)	Adjusted Net Revenue ($ in millions)(6)
2024	$9,866,138	N/A	$17,138,320	N/A	$5,897,401	$15,694,583	$417	$174	$378	$3,003
2023	$12,965,491	N/A	$18,668,990	N/A	$4,241,797	$6,784,875	$253	$133	$255	$2,449
2022	$15,176,726	$7,676,726	$5,693,292	$5,502,692	$5,028,826	$3,900,059	$158	$119	$477	$2,786
2021	$16,282,195	$10,282,195	$38,025,295	$12,841,786	$5,443,744	$6,610,145	$192	$133	$740	$3,317
2020	$13,315,103	$7,315,103	$42,672,395	$10,685,288	$4,463,806	$6,267,435	$152	$98	$351	$2,327

(1)
The PEO in the 2024 and 2023 reporting years is John S. Weinberg. The PEOs in the 2022, 2021, and 2020 reporting years are John S. Weinberg and Ralph L. Schlosstein (Mr. Schlosstein stepped down as
Co-Chairman
of the Board and
Co-CEO
effective February 25, 2022). The other NEOs in the 2024 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Tim LaLonde. The NEOs in the 2023 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, Tim LaLonde, Celeste Mellet, and Paul Pensa. The other NEOs in the 2022 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Celeste Mellet. The other NEOs in the 2021 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, Celeste Mellet, and Robert B. Walsh. The other NEOs in the 2020 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Robert B. Walsh.

(2)
SEC rules require certain
adjustments
be made to Summary Compensation Table
values
to determine Compensation Actually Paid, or CAP. The amounts reported as CAP to our PEOs and Average CAP to
Non-PEO
NEOs were calculated in accordance with Item 402(v) of Regulation
S-K,
as shown in the table below. NEOs do not participate in any defined benefit plan and as such, no adjustment for pension is included in the following table. The following table details adjustments made to calculate CAP.

		Deduction from SCT Total	Additions (Deductions) to SCT Total
Year	SCT Total	Grant Date Fair Value of Equity Awards	Fair Value of Current Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards that Vested in the Year	Change in Fair Value of Prior Year Equity Awards Forfeited in the Year	Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	CAP
PEO SCT Total to CAP Reconciliation (Mr. Weinberg)
2024	$9,866,138	$3,241,138	$4,914,856	$5,192,581	$195,260	$0	$210,623	$17,138,320
2023	$12,965,491	$3,340,491	$4,200,817	$3,603,246	$991,815	$0	$248,112	$18,668,990
2022	$15,176,726	$5,426,726	$4,679,314	$(1,463,864)	$(7,708,408)	$0	$436,250	$5,693,292
2021	$16,282,195	$4,282,195	$4,919,129	$18,076,120	$2,089,618	$0	$940,429	$38,025,295
2020	$13,315,103	$2,565,103	$3,449,713	$28,334,454	$(977,793)	$0	$1,116,022	$42,672,395
PEO SCT Total to CAP Reconciliation (Mr. Schlosstein)
2024	N/A	—	—	—	—	—	—	—
2023	N/A	—	—	—	—	—	—	—
2022	$7,676,726	$5,426,726	$4,679,314	$(1,463,864)	$(239,888)	$0	$277,130	$5,502,692
2021	$10,282,195	$4,282,195	$4,919,129	$1,458,980	$220,209	$0	$243,469	$12,841,786
2020	$7,315,103	$2,565,103	$3,449,713	$2,159,351	$106,799	$0	$219,424	$10,685,288
Average Non-PEOs SCT Total to CAP Reconciliation
2024	$5,897,401	$2,677,216	$4,059,725	$8,164,859	$112,177	$0	$137,637	$15,694,583
2023	$4,241,797	$1,816,352	$2,284,145	$2,196,985	$347,395	$(569,052)	$99,958	$6,784,875
2022	$5,028,826	$2,571,521	$2,217,351	$(759,806)	$(154,846)	$0	$140,056	$3,900,059
2021	$5,443,744	$2,264,559	$2,535,885	$689,931	$90,370	$0	$114,774	$6,610,145
2020	$4,463,806	$1,817,682	$2,444,533	$1,008,564	$47,866	$0	$120,346	$6,267,435

(3)
The amounts shown for Mr. Weinberg’s CAP for 2020-2023 include as a component of the SCT Total, the portion of Mr. Weinberg’s initial long-term sign-on
restricted cash award of $35 million that vested during the applicable year. The amounts shown for Mr. Weinberg’s CAP for 2020-2022 include the change in the fair value of Mr. Weinberg’s initial long-term sign-on
equity awards granted in 2016 that were unvested at fiscal year end or vested during the applicable fiscal year. These awards, which were granted in 2016, were not a part of Mr. Weinberg’s discretionary annual bonus in respect of any year of his service and the vast majority were intended to replace deferred compensation from Mr. Weinberg’s previous employer that was at risk of forfeiture as a result of joining Evercore.

(4)
The fair value of performance-based equity awards reported for CAP purposes reflects calculated performance at the end of the performance year for internal metrics, in accordance with FASB ASC 718. Performance-based equity awards subject to internal metrics will ultimately vest, if at all, based on measured performance through the end of the performance period.

(5)	Reflects the total shareholder return indexed to $100 per share for the S&P 500 Financials Index, which is the industry line peer group reported in our annual report to shareholders.

(6)	Adjusted Net Revenues is a non-GAAP financial measure. See Annex A for further information and a reconciliation to U.S. GAAP amounts.

Company Selected Measure Name	Adjusted Net Revenues
Named Executive Officers, Footnote	The PEO in the 2024 and 2023 reporting years is John S. Weinberg. The PEOs in the 2022, 2021, and 2020 reporting years are John S. Weinberg and Ralph L. Schlosstein (Mr. Schlosstein stepped down as
Co-Chairman
of the Board and
Co-CEO
	effective February 25, 2022). The other NEOs in the 2024 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Tim LaLonde. The NEOs in the 2023 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, Tim LaLonde, Celeste Mellet, and Paul Pensa. The other NEOs in the 2022 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Celeste Mellet. The other NEOs in the 2021 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, Celeste Mellet, and Robert B. Walsh. The other NEOs in the 2020 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Robert B. Walsh.
Peer Group Issuers, Footnote	Reflects the total shareholder return indexed to $100 per share for the S&P 500 Financials Index, which is the industry line peer group reported in our annual report to shareholders.
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain
adjustments
be made to Summary Compensation Table
values
to determine Compensation Actually Paid, or CAP. The amounts reported as CAP to our PEOs and Average CAP to
Non-PEO
NEOs were calculated in accordance with Item 402(v) of Regulation
S-K,
as shown in the table below. NEOs do not participate in any defined benefit plan and as such, no adjustment for pension is included in the following table. The following table details adjustments made to calculate CAP.

		Deduction from SCT Total	Additions (Deductions) to SCT Total
Year	SCT Total	Grant Date Fair Value of Equity Awards	Fair Value of Current Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards that Vested in the Year	Change in Fair Value of Prior Year Equity Awards Forfeited in the Year	Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	CAP
PEO SCT Total to CAP Reconciliation (Mr. Weinberg)
2024	$9,866,138	$3,241,138	$4,914,856	$5,192,581	$195,260	$0	$210,623	$17,138,320
2023	$12,965,491	$3,340,491	$4,200,817	$3,603,246	$991,815	$0	$248,112	$18,668,990
2022	$15,176,726	$5,426,726	$4,679,314	$(1,463,864)	$(7,708,408)	$0	$436,250	$5,693,292
2021	$16,282,195	$4,282,195	$4,919,129	$18,076,120	$2,089,618	$0	$940,429	$38,025,295
2020	$13,315,103	$2,565,103	$3,449,713	$28,334,454	$(977,793)	$0	$1,116,022	$42,672,395
PEO SCT Total to CAP Reconciliation (Mr. Schlosstein)
2024	N/A	—	—	—	—	—	—	—
2023	N/A	—	—	—	—	—	—	—
2022	$7,676,726	$5,426,726	$4,679,314	$(1,463,864)	$(239,888)	$0	$277,130	$5,502,692
2021	$10,282,195	$4,282,195	$4,919,129	$1,458,980	$220,209	$0	$243,469	$12,841,786
2020	$7,315,103	$2,565,103	$3,449,713	$2,159,351	$106,799	$0	$219,424	$10,685,288
Average Non-PEOs SCT Total to CAP Reconciliation
2024	$5,897,401	$2,677,216	$4,059,725	$8,164,859	$112,177	$0	$137,637	$15,694,583
2023	$4,241,797	$1,816,352	$2,284,145	$2,196,985	$347,395	$(569,052)	$99,958	$6,784,875
2022	$5,028,826	$2,571,521	$2,217,351	$(759,806)	$(154,846)	$0	$140,056	$3,900,059
2021	$5,443,744	$2,264,559	$2,535,885	$689,931	$90,370	$0	$114,774	$6,610,145
2020	$4,463,806	$1,817,682	$2,444,533	$1,008,564	$47,866	$0	$120,346	$6,267,435

Non-PEO NEO Average Total Compensation Amount	$ 5,897,401	$ 4,241,797	$ 5,028,826	$ 5,443,744	$ 4,463,806
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,694,583	6,784,875	3,900,059	6,610,145	6,267,435
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain
adjustments
be made to Summary Compensation Table
values
to determine Compensation Actually Paid, or CAP. The amounts reported as CAP to our PEOs and Average CAP to
Non-PEO
NEOs were calculated in accordance with Item 402(v) of Regulation
S-K,
as shown in the table below. NEOs do not participate in any defined benefit plan and as such, no adjustment for pension is included in the following table. The following table details adjustments made to calculate CAP.

		Deduction from SCT Total	Additions (Deductions) to SCT Total
Year	SCT Total	Grant Date Fair Value of Equity Awards	Fair Value of Current Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards that Vested in the Year	Change in Fair Value of Prior Year Equity Awards Forfeited in the Year	Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	CAP
PEO SCT Total to CAP Reconciliation (Mr. Weinberg)
2024	$9,866,138	$3,241,138	$4,914,856	$5,192,581	$195,260	$0	$210,623	$17,138,320
2023	$12,965,491	$3,340,491	$4,200,817	$3,603,246	$991,815	$0	$248,112	$18,668,990
2022	$15,176,726	$5,426,726	$4,679,314	$(1,463,864)	$(7,708,408)	$0	$436,250	$5,693,292
2021	$16,282,195	$4,282,195	$4,919,129	$18,076,120	$2,089,618	$0	$940,429	$38,025,295
2020	$13,315,103	$2,565,103	$3,449,713	$28,334,454	$(977,793)	$0	$1,116,022	$42,672,395
PEO SCT Total to CAP Reconciliation (Mr. Schlosstein)
2024	N/A	—	—	—	—	—	—	—
2023	N/A	—	—	—	—	—	—	—
2022	$7,676,726	$5,426,726	$4,679,314	$(1,463,864)	$(239,888)	$0	$277,130	$5,502,692
2021	$10,282,195	$4,282,195	$4,919,129	$1,458,980	$220,209	$0	$243,469	$12,841,786
2020	$7,315,103	$2,565,103	$3,449,713	$2,159,351	$106,799	$0	$219,424	$10,685,288
Average Non-PEOs SCT Total to CAP Reconciliation
2024	$5,897,401	$2,677,216	$4,059,725	$8,164,859	$112,177	$0	$137,637	$15,694,583
2023	$4,241,797	$1,816,352	$2,284,145	$2,196,985	$347,395	$(569,052)	$99,958	$6,784,875
2022	$5,028,826	$2,571,521	$2,217,351	$(759,806)	$(154,846)	$0	$140,056	$3,900,059
2021	$5,443,744	$2,264,559	$2,535,885	$689,931	$90,370	$0	$114,774	$6,610,145
2020	$4,463,806	$1,817,682	$2,444,533	$1,008,564	$47,866	$0	$120,346	$6,267,435

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2024 Performance Measures
For 2024, none of our NEOs were paid pursuant to formulaic or other pre-established
performance targets or personal compensation arrangements. Rather, incentive awards paid to our NEOs were determined in the discretion of the Compensation Committee after taking into account the Company’s performance along with the NEO’s individual contributions, the NEO’s promotion of and adherence to our Core Values, and other factors. In making its determinations, the Compensation Committee considered these factors in a holistic manner (including qualitative factors), without ascribing any specific weight to any single factor or metric. However, as required by the SEC rules, the performance measures identified in the tabular list below are the financial performance measures used by the Compensation Committee to link our NEOs’ 2024 compensation actually paid to performance:

•	Adjusted Net Revenues

•	Adjusted EPS

•	Adjusted Net Income

•	Adjusted Operating Margin

Total Shareholder Return Amount	$ 417	253	158	192	152
Peer Group Total Shareholder Return Amount	174	133	119	133	98
Net Income (Loss)	$ 378,000,000	$ 255,000,000	$ 477,000,000	$ 740,000,000	$ 351,000,000
Company Selected Measure Amount	3,003,000,000	2,449,000,000	2,786,000,000	3,317,000,000	2,327,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Revenues
Non-GAAP Measure Description	Adjusted Net Revenues is a non-GAAP financial measure. See Annex A for further information and a reconciliation to U.S. GAAP amounts.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
John S. Weinberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,866,138	$ 12,965,491	$ 15,176,726	$ 16,282,195	$ 13,315,103
PEO Actually Paid Compensation Amount	$ 17,138,320	$ 18,668,990	5,693,292	38,025,295	42,672,395
PEO Name	John S. Weinberg	John S. Weinberg
John S. Weinberg [Member] | Restricted Cash Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,000,000
Ralph L. Schlosstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,676,726	10,282,195	7,315,103
PEO Actually Paid Compensation Amount			$ 5,502,692	$ 12,841,786	$ 10,685,288
PEO Name			Ralph L. Schlosstein	Ralph L. Schlosstein	Ralph L. Schlosstein
PEO | John S. Weinberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,241,138)	$ (3,340,491)	$ (5,426,726)	$ (4,282,195)	$ (2,565,103)
PEO | John S. Weinberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,914,856	4,200,817	4,679,314	4,919,129	3,449,713
PEO | John S. Weinberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,192,581	3,603,246	(1,463,864)	18,076,120	28,334,454
PEO | John S. Weinberg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,260	991,815	(7,708,408)	2,089,618	(977,793)
PEO | John S. Weinberg [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | John S. Weinberg [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,623	248,112	436,250	940,429	1,116,022
PEO | Ralph L. Schlosstein [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,426,726)	(4,282,195)	(2,565,103)
PEO | Ralph L. Schlosstein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,679,314	4,919,129	3,449,713
PEO | Ralph L. Schlosstein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,463,864)	1,458,980	2,159,351
PEO | Ralph L. Schlosstein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(239,888)	220,209	106,799
PEO | Ralph L. Schlosstein [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Ralph L. Schlosstein [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			277,130	243,469	219,424
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,677,216)	(1,816,352)	(2,571,521)	(2,264,559)	(1,817,682)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,059,725	2,284,145	2,217,351	2,535,885	2,444,533
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,164,859	2,196,985	(759,806)	689,931	1,008,564
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,177	347,395	(154,846)	90,370	47,866
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(569,052)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 137,637	$ 99,958	$ 140,056	$ 114,774	$ 120,346